Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Operating Lease, Expense	$ 323
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	123
Operating Lease, Right-of-Use Asset	1,252	$ 1,700	$ 0
Operating Lease, Liability, Current	245		0
Operating Lease, Liability, Noncurrent	$ 1,093		$ 0
Operating Lease, Weighted Average Remaining Lease Term	8 years 7 months 6 days
Operating Lease, Weighted Average Discount Rate, Percent	3.50%
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	$ 298
Lessee, Operating Lease, Liability, Payments, Due Year Two	265
Lessee, Operating Lease, Liability, Payments, Due Year Three	196
Lessee, Operating Lease, Liability, Payments, Due Year Four	147
Lessee, Operating Lease, Liability, Payments, Due Year Five	120
Lessee, Operating Lease, Liability, Payments, Due after Year Five	595
Lessee, Operating Lease, Liability, Payments, Due	1,621
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	283
Operating Lease, Liability	1,338	$ 1,700
Operating Lease, Payments	411
Accrued Liabilities [Member]
Lessee, Lease, Description [Line Items]
Operating Lease, Liability, Current	$ 245